Summary of Significant Accounting Policies - Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(238,360)	(238,574)	(241,132)
Total weighted average common shares outstanding (basic)	2,742,242	2,742,028	2,739,470
Dilutive effect of assumed exercise of stock options			2,638
Weighted average common shares outstanding (diluted)	2,742,242	2,742,028	2,742,108